Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 1,049,617	$ 317,235	$ 396,247
Accounts receivable, net	412,884	296,964	161,346
Prepaid expenses and other current assets	163,864	48,795	28,628
Total current assets	1,626,365	662,994	586,221
Property and equipment, net	62,910	28,587	7,901
Operating lease right-of-use assets	77,435	84,336	14,895
Goodwill	997,661	249,773	137,121
Intangible assets, net	1,758,796	1,086,332	440,905
Other assets	44,593	42,571	15,442
Total assets	4,567,760	2,154,593	1,202,485
Current liabilities:
Accounts payable	208,539	147,275	70,522
Accrued liabilities	131,877	95,057	37,299
Licensed asset obligation	17,808	18,760	0
Short-term debt	18,310	15,210	12,210
Deferred revenue	84,884	86,886	8,198
Operating lease liabilities	21,278	22,206	2,510
Deferred acquisition costs, current	87,072	212,658	108,136
Total current liabilities	569,768	598,052	238,875
Non-current liabilities:
Long-term debt	1,731,020	1,583,990	1,168,374
Operating lease liabilities, non-current	65,705	71,755	12,745
Other non-current liabilities	152,048	59,032	39,058
Total liabilities	2,518,541	2,312,829	1,459,052
Commitments and contingencies (Note 5)
Redeemable noncontrolling interest	160	309	0
Stockholders' equity (deficit):
Convertible preferred stock, 100,000,000 and 109,090,908 shares authorized, nil and 109,090,908 shares issued and outstanding at September 30, 2021 and December 31, 2020, respectively	0	399,589	399,589
Common stock	11	7
Additional paid-in capital	3,084,928	453,655	235,190
Accumulated other comprehensive income (loss)	(27,560)	604	(4,140)
Accumulated deficit	(1,008,320)	(1,012,400)	(887,213)
Total stockholders' equity (deficit)	2,049,059	(158,545)	(256,567)
Total liabilities, redeemable noncontrolling interest, and stockholders' equity (deficit)	$ 4,567,760	2,154,593	1,202,485
Common Class A [Member]
Stockholders' equity (deficit):
Common stock		6	6
Common Class F [Member]
Stockholders' equity (deficit):
Common stock		$ 1	$ 1